Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2020
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

NOTE N. INTANGIBLE ASSETS INCLUDING GOODWILL

Intangible Assets

The following table presents the company’s intangible asset balances by major asset class:

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2020:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,777	$(814)	$963
Client relationships	8,838	(2,056)	6,783
Completed technology	5,957	(1,671)	4,286
Patents/trademarks	2,246	(499)	1,747
Other**	56	(39)	16
Total	$18,874	$(5,079)	$13,796

*	Includes an increase in net intangible asset balance of $279 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2019:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,749	$(743)	$1,006
Client relationships	8,921	(1,433)	7,488
Completed technology	6,261	(1,400)	4,861
Patents/trademarks	2,301	(445)	1,856
Other**	56	(31)	24
Total	$19,287	$(4,052)	$15,235

*	Includes a decrease in net intangible asset balance of $42 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

There was no impairment of intangible assets recorded in 2020 and 2019. The net carrying amount of intangible assets decreased $1,439 million during the year ended December 31, 2020, primarily due to intangible asset amortization, partially offset by additions of capitalized software. The aggregate intangible amortization expense was $2,468 million and $1,850 million for the years ended December 31, 2020 and 2019, respectively. The increase in intangible amortization expense during 2020 was primarily due to an increase in the gross carrying amount of intangible assets from the Red Hat acquisition which closed in the third quarter of 2019. In addition, in 2020 and 2019, respectively, the company retired $1,483 million and $946 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization by this amount.

The future amortization expense relating to intangible assets currently recorded in the Consolidated Balance Sheet is estimated to be the following at December 31, 2020:

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2021	$544	$1,809	$2,353
2022	305	1,746	2,051
2023	114	1,432	1,546
2024	0	1,382	1,383
2025	—	1,364	1,364
Thereafter	—	5,099	5,099

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2020 and 2019, are as follows:

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2020	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2020
Cloud & Cognitive Software	$43,037	$362	$(139)	$—	$675		$43,934
Global Business Services	5,775	205	—	—	165		6,145
Global Technology Services	7,141	—	—	—	104		7,245
Systems	2,270	8	—	—	15		2,293
Total	$58,222	$575	$(139)	$—	$960		$59,617

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2019	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2019
Cloud & Cognitive Software*	$24,463	$18,399	$133	$—	$41		$43,037
Global Business Services	4,711	1,059	1	(1)	5		5,775
Global Technology Services	3,988	3,119	—	—	34		7,141
Systems	1,847	525	(110)	—	7		2,270
Other—divested businesses*	1,256	—	—	(1,256)	—		—
Total	$36,265	$23,102	$24	$(1,257)	$87		$58,222

*	Recast to conform to 2020 presentation.
**	Primarily driven by foreign currency translation.

There were no goodwill impairment losses recorded during 2020 or 2019 and the company has no accumulated impairment losses.

Purchase price adjustments recorded in 2020 and 2019 were related to acquisitions that were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. During 2020, net purchase price adjustments recorded to noncurrent tax assets and liabilities were related to the Red Hat acquisition. Net purchase price adjustments recorded in 2019 were not material.